Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0001725430
Registrant Name	INTELLIGENT BIO SOLUTIONS INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES